J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of the funds (the “Funds”) listed in Appendix A
File No. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information of the Funds do not differ from the corresponding Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 324 (Amendment No. 326 under the Investment Company Act of 1940, as amended) filed electronically on June 23, 2021.
Please contact the undersigned at 212-270-6803 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary

Appendix A
J.P. Morgan ETF Funds
JPMorgan BetaBuilders MSCI US REIT ETF
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
JPMorgan Core Plus Bond ETF
JPMorgan Corporate Bond Research Enhanced ETF
JPMorgan High Yield Research Enhanced ETF
JPMorgan International Bond Opportunities ETF (formerly, JPMorgan Global Bond Opportunities ETF)
JPMorgan Municipal ETF
JPMorgan U.S. Aggregate Bond ETF
JPMorgan Ultra-Short Income ETF
JPMorgan Ultra-Short Municipal Income ETF
JPMorgan USD Emerging Markets Sovereign Bond ETF